3. Loans, Allowance for Loan Losses and Credit Quality	12 Months Ended
Dec. 31, 2017
Accounts, Notes, Loans and Financing Receivable, Gross, Allowance, and Net [Abstract]
Note 3. Loans, Allowance for Loan Losses and Credit Quality

The composition of net loans as of the balance sheet dates was as follows:

December 31,	2017	2016

Commercial & industrial	$77,110,747	$68,730,573
Commercial real estate	207,044,227	201,728,280
Residential real estate - 1st lien	168,184,135	166,691,962
Residential real estate - Junior (Jr) lien	45,256,862	42,927,335
Consumer	5,268,680	7,171,076
Gross Loans	502,864,651	487,249,226
Deduct (add):
Allowance for loan losses	5,438,099	5,278,445
Deferred net loan costs	(318,651)	(310,130)
Net Loans	$497,745,203	$482,280,911

The following is an age analysis of loans (including non-accrual), by portfolio segment:

							90 Days or
		90 Days	Total			Non-Accrual	More and
December 31, 2017	30-89 Days	or More	Past Due	Current	Total Loans	Loans	Accruing

Commercial & industrial	$308,712	$0	$308,712	$76,802,035	$77,110,747	$98,806	$0
Commercial real estate	1,482,982	418,255	1,901,237	205,142,990	207,044,227	1,065,385	0
Residential real estate
- 1st lien	4,238,933	2,011,419	6,250,352	161,933,783	168,184,135	1,585,473	1,249,241
- Jr lien	156,101	168,517	324,618	44,932,244	45,256,862	346,912	0
Consumer	80,384	1,484	81,868	5,186,812	5,268,680	0	1,484
	$6,267,112	$2,599,675	$8,866,787	$493,997,864	$502,864,651	$3,096,576	$1,250,725

							90 Days or
		90 Days	Total			Non-Accrual	More and
December 31, 2016	30-89 Days	or More	Past Due	Current	Total Loans	Loans	Accruing

Commercial & industrial	$328,684	$26,042	$354,726	$68,375,847	$68,730,573	$143,128	$26,042
Commercial real estate	824,836	222,738	1,047,574	200,680,706	201,728,280	765,584	0
Residential real estate
- 1st lien	4,881,496	1,723,688	6,605,184	160,086,778	166,691,962	1,227,220	1,068,083
- Jr lien	984,849	116,849	1,101,698	41,825,637	42,927,335	338,602	27,905
Consumer	53,972	2,176	56,148	7,114,928	7,171,076	0	2,176
	$7,073,837	$2,091,493	$9,165,330	$478,083,896	$487,249,226	$2,474,534	$1,124,206

For all loan segments, loans over 30 days are considered delinquent.

As of the balance sheet dates presented, residential mortgage loans in process of foreclosure consisted of the following:

	Number of loans	Current Balance
December 31, 2017	10	$791,944
December 31, 2016	8	322,663

The following summarizes changes in the ALL and select loan information, by portfolio segment:

As of or for the year ended December 31, 2017

			Residential	Residential
	Commercial	Commercial	Real Estate	Real Estate
	& Industrial	Real Estate	1st Lien	Jr Lien	Consumer	Unallocated	Total
Allowance for loan losses
Beginning balance	$726,848	$2,496,085	$1,369,757	$371,176	$83,973	$230,606	$5,278,445
Charge-offs	(20,000)	(160,207)	(159,533)	(118,359)	(124,042)	0	(582,141)
Recoveries	27,051	230	26,826	465	37,223	0	91,795
Provision (credit)	(58,212)	337,921	223,497	63,700	46,149	36,945	650,000
Ending balance	$675,687	$2,674,029	$1,460,547	$316,982	$43,303	$267,551	$5,438,099

Allowance for loan losses
Evaluated for impairment
Individually	$0	$69,015	$125,305	$26,353	$0	$0	$220,673
Collectively	675,687	2,605,014	1,335,242	290,629	43,303	267,551	5,217,426
	$675,687	$2,674,029	$1,460,547	$316,982	$43,303	$267,551	$5,438,099

Loans evaluated for impairment
Individually	$98,806	$1,306,057	$4,075,666	$300,759	$0		$5,781,288
Collectively	77,011,941	205,738,170	164,108,469	44,956,103	5,268,680		497,083,363
	$77,110,747	$207,044,227	$168,184,135	$45,256,862	$5,268,680		$502,864,651

As of or for the year ended December 31, 2016

			Residential	Residential
	Commercial	Commercial	Real Estate	Real Estate
	& Industrial	Real Estate	1st Lien	Jr Lien	Consumer	Unallocated	Total
Allowance for loan losses
Beginning balance	$712,902	$2,152,678	$1,368,028	$422,822	$75,689	$279,759	$5,011,878
Charge-offs	(12,194)	0	(244,149)	0	(52,219)	0	(308,562)
Recoveries	24,954	0	23,712	240	26,223	0	75,129
Provision (credit)	26,923	343,407	222,166	(51,886)	8,543	(49,153)	500,000
Ending balance	$726,848	$2,496,085	$1,369,757	$371,176	$83,973	$230,606	$5,278,445

Allowance for loan losses
Evaluated for impairment
Individually	$0	$86,400	$6,200	$114,800	$0	$0	$207,400
Collectively	726,848	2,409,685	1,363,557	256,376	83,973	230,606	5,071,045
	$726,848	$2,496,085	$1,369,757	$371,176	$83,973	$230,606	$5,278,445

Loans evaluated for impairment
Individually	$48,385	$687,495	$946,809	$224,053	$0		$1,906,742
Collectively	68,682,188	201,040,785	165,745,153	42,703,282	7,171,076		485,342,484
	$68,730,573	$201,728,280	$166,691,962	$42,927,335	$7,171,076		$487,249,226

Impaired loans by portfolio segment were as follows:

	As of December 31, 2017			2017
		Unpaid		Average	Interest
	Recorded	Principal	Related	Recorded	Income
	Investment	Balance	Allowance	Investment	Recognized

Related allowance recorded
Commercial real estate	$204,645	$225,681	$69,015	$210,890	$0
Residential real estate
- 1st lien	798,226	837,766	125,305	646,799	29,262
- Jr lien	146,654	293,351	26,353	220,274	400
	1,149,525	1,356,798	220,673	1,077,963	29,662

No related allowance recorded
Commercial & industrial	98,806	136,590		75,868	72,426
Commercial real estate	1,102,859	1,226,040		1,105,030	237,792
Residential real estate
- 1st lien	3,300,175	3,641,627		1,930,108	133,732
- Jr lien	154,116	154,423		116,519	16,574
	4,655,956	5,158,680		3,227,525	460,524

	$5,805,481	$6,515,478	$220,673	$4,305,488	$490,186

In the table above, recorded investment of impaired loans as of December 31, 2017 includes accrued interest receivable and deferred net loan costs of $24,193.

	As of December 31, 2016			2016
		Unpaid		Average
	Recorded	Principal	Related	Recorded
	Investment	Balance	Allowance	Investment

With an allowance recorded
Commercial real estate	$220,257	$232,073	$86,400	$89,664
Residential real estate
- 1st lien	271,962	275,118	6,200	350,709
- Jr lien	224,053	284,342	114,800	241,965
	716,272	791,533	207,400	682,338

With no related allowance recorded
Commercial & industrial	48,385	62,498		183,925
Commercial real estate	467,238	521,991		1,059,542
Residential real estate
- 1st lien	674,847	893,741		877,237
- Jr lien	0	0		15,888
	1,190,470	1,478,230		2,136,592

	$1,906,742	$2,269,763	$207,400	$2,818,930

Interest income recognized on impaired loans is immaterial for 2016.

Credit Quality Grouping

In developing the ALL, management uses credit quality grouping to help evaluate trends in credit quality. The Company groups credit risk into Groups A, B and C. The manner the Company utilizes to assign risk grouping is driven by loan purpose. Commercial purpose loans are individually risk graded while the retail portion of the portfolio is generally grouped by delinquency pool.

Group A loans - Acceptable Risk – are loans that are expected to perform as agreed under their respective terms. Such loans carry a normal level of risk that does not require management attention beyond that warranted by the loan or loan relationship characteristics, such as loan size or relationship size. Group A loans include commercial purpose loans that are individually risk rated and retail loans that are rated by pool. Group A retail loans include performing consumer and residential real estate loans. Residential real estate loans are loans to individuals secured by 1-4 family homes, including first mortgages, home equity and home improvement loans. Loan balances fully secured by deposit accounts or that are fully guaranteed by the Federal Government are considered acceptable risk.

Group B loans – Management Involved - are loans that require greater attention than the acceptable loans in Group A. Characteristics of such loans may include, but are not limited to, borrowers that are experiencing negative operating trends such as reduced sales or margins, borrowers that have exposure to adverse market conditions such as increased competition or regulatory burden, or borrowers that have had unexpected or adverse changes in management. These loans have a greater likelihood of migrating to an unacceptable risk level if these characteristics are left unchecked. Group B is limited to commercial purpose loans that are individually risk rated.

Group C loans – Unacceptable Risk – are loans that have distinct shortcomings that require a greater degree of management attention. Examples of these shortcomings include a borrower's inadequate capacity to service debt, poor operating performance, or insolvency. These loans are more likely to result in repayment through collateral liquidation. Group C loans range from those that are likely to sustain some loss if the shortcomings are not corrected, to those for which loss is imminent and non-accrual treatment is warranted. Group C loans include individually rated commercial purpose loans and retail loans adversely rated in accordance with the Federal Financial Institutions Examination Council’s Uniform Retail Credit Classification Policy. Group C retail loans include 1-4 family residential real estate loans and home equity loans past due 90 days or more with loan-to-value ratios greater than 60%, home equity loans 90 days or more past due where the bank does not hold first mortgage, irrespective of loan-to-value, loans in bankruptcy where repayment is likely but not yet established, and lastly consumer loans that are 90 days or more past due.

Commercial purpose loan ratings are assigned by the commercial account officer; for larger and more complex commercial loans, the credit rating is a collaborative assignment by the lender and the credit analyst. The credit risk rating is based on the borrower's expected performance, i.e., the likelihood that the borrower will be able to service its obligations in accordance with the loan terms. Credit risk ratings are meant to measure risk versus simply record history. Assessment of expected future payment performance requires consideration of numerous factors. While past performance is part of the overall evaluation, expected performance is based on an analysis of the borrower's financial strength, and historical and projected factors such as size and financing alternatives, capacity and cash flow, balance sheet and income statement trends, the quality and timeliness of financial reporting, and the quality of the borrower’s management. Other factors influencing the credit risk rating to a lesser degree include collateral coverage and control, guarantor strength and commitment, documentation, structure and covenants and industry conditions. There are uncertainties inherent in this process.

Credit risk ratings are dynamic and require updating whenever relevant information is received. The risk ratings of larger or more complex loans, and Group B and C rated loans, are assessed at the time of their respective annual reviews, during quarterly updates, in action plans or at any other time that relevant information warrants update. Lenders are required to make immediate disclosure to the Chief Credit Officer of any known increase in loan risk, even if considered temporary in nature.

The risk ratings within the loan portfolio, by segment, as of the balance sheet dates were as follows:

As of December 31, 2017

			Residential	Residential
	Commercial	Commercial	Real Estate	Real Estate
	& Industrial	Real Estate	1st Lien	Jr Lien	Consumer	Total

Group A	$73,352,768	$194,066,034	$165,089,999	$44,687,951	$5,267,196	$482,463,948
Group B	617,526	4,609,847	282,671	37,598	0	5,547,642
Group C	3,140,453	8,368,346	2,811,465	531,313	1,484	14,853,061
	$77,110,747	$207,044,227	$168,184,135	$45,256,862	$5,268,680	$502,864,651

As of December 31, 2016

			Residential	Residential
	Commercial	Commercial	Real Estate	Real Estate
	& Industrial	Real Estate	1st Lien	Jr Lien	Consumer	Total

Group A	$67,297,983	$191,755,393	$164,708,778	$42,289,062	$7,168,901	$473,220,117
Group B	512,329	2,971,364	0	169,054	0	3,652,747
Group C	920,261	7,001,523	1,983,184	469,219	2,175	10,376,362
	$68,730,573	$201,728,280	$166,691,962	$42,927,335	$7,171,076	$487,249,226

Modifications of Loans and TDRs

A loan is classified as a TDR if, for economic or legal reasons related to a borrower’s financial difficulties, the Company grants a concession to the borrower that it would not otherwise consider.

The Company is deemed to have granted such a concession if it has modified a troubled loan in any of the following ways:

●	Reduced accrued interest;

●	Reduced the original contractual interest rate to a rate that is below the current market rate for the borrower;

●	Converted a variable-rate loan to a fixed-rate loan;

●	Extended the term of the loan beyond an insignificant delay;

●	Deferred or forgiven principal in an amount greater than three months of payments; or

●	Performed a refinancing and deferred or forgiven principal on the original loan.

An insignificant delay or insignificant shortfall in the amount of payments typically would not require the loan to be accounted for as a TDR. However, pursuant to regulatory guidance, any payment delay longer than three months is generally not considered insignificant. Management’s assessment of whether a concession has been granted also takes into account payments expected to be received from third parties, including third-party guarantors, provided that the third party has the ability to perform on the guarantee.

The Company’s TDRs are principally a result of extending loan repayment terms to relieve cash flow difficulties. The Company has only, on a limited basis, reduced interest rates for borrowers below the current market rate for the borrower. The Company has not forgiven principal or reduced accrued interest within the terms of original restructurings, nor has it converted variable rate terms to fixed rate terms. However, the Company evaluates each TDR situation on its own merits and does not foreclose the granting of any particular type of concession.

New TDRs, by portfolio segment, for the periods presented were as follows:

Year ended December 31, 2017

		Pre-	Post-
		Modification	Modification
		Outstanding	Outstanding
	Number of	Recorded	Recorded
	Contracts	Investment	Investment

Residential real estate - 1st lien	4	$256,353	$287,385

Year ended December 31, 2016

		Pre-	Post-
		Modification	Modification
		Outstanding	Outstanding
	Number of	Recorded	Recorded
	Contracts	Investment	Investment

Residential real estate - 1st lien	8	$572,418	$598,030
Residential real estate - Jr lien	2	62,819	64,977
	10	$635,237	$663,007

The TDRs for which there was a payment default during the twelve month periods presented were as follows:

Year ended December 31, 2017

	Number of	Recorded
	Contracts	Investment

Residential real estate - 1st lien	1	$87,696

Year ended December 31, 2016

	Number of	Recorded
	Contracts	Investment

Residential real estate - 1st lien	2	$93,230
Residential real estate - Jr lien	1	54,557
	3	$147,787

TDRs are treated as other impaired loans and carry individual specific reserves with respect to the calculation of the ALL. These loans are categorized as non-performing, may be past due, and are generally adversely risk rated. The TDRs that have defaulted under their restructured terms are generally in collection status and their reserve is typically calculated using the fair value of collateral method.

The specific allowances related to TDRs as of the balance sheet dates presented were as follows:

	2017	2016
Specific Allowance	$197,605	$92,600

As of the balance sheet dates, the Company evaluates whether it is contractually committed to lend additional funds to debtors with impaired, non-accrual or modified loans. The Company is contractually committed to lend under one Small Business Administration guaranteed line of credit to a borrower whose lending relationship was previously restructured.